13FCON P CONFIDENTIAL TREATMENT
5/8/08

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

[redacted]

08015202

Form 13F

Form 13F COVER PAGE

RECEIVED
AUG 1 3 2007
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: **June 30, 2007**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
Addres: **65 East 55th Street, 19th Floor**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
SEP 0 9 2008
THOMSON REUTERS

Name: **Timothy I. Levart**
Title: **Chief Operating Officer**
Phone: **212-446-4020**

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	8/10/07 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ____0____

Form 13 F Information Table Entry Total: ____14____

Form 13 F Information Table Value Total: ____$ 1,756,462____
(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
MANOR CARE INC	CS	564055101	35,250.07	539,900.00	SH		SOLE		539,900.00		
HARRAH'S ENTERTAINMENT	CS	413619107	114,602.91	1,344,158.00	SH		SOLE		1,344,158.00		
INTL SECURITIES EXCHANGE HOL	CS	46031W204	153,683.60	2,351,700.00	SH		SOLE		2,351,700.00		
MAF BANCORP INC	CS	55261R108	20,001.98	368,700.00	SH		SOLE		368,700.00		
SLM Corp	CS	78442P106	219,829.21	3,817,805.00	SH		SOLE		3,817,805.00		
SOLECTRON CORP	CS	834182107	32,273.60	8,770,000.00	SH		SOLE		8,770,000.00		
TXU CORP	CS	873168108	152,587.20	2,267,269.00	SH		SOLE		2,267,269.00		
AQUANTIVE INC	CS	03839G105	230,120.52	3,612,000.00	SH		SOLE		3,612,000.00		
CLEAR CHANNEL COMMUNICATIONS	CS	184502102	138,327.14	3,657,513.00	SH		SOLE		3,657,513.00		
			1,096,676.23								

CONFIDENTIAL TREATMENT REQUESTED UNTIL FEBRUARY 14, 2008

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 6/30/2007
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	CUSIP	Value * $1000.00	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
ALCAN INC	CS	013716105	215,445.00	2,650,000.00	SH		SOLE		2,650,000.00		
COMPASS BANCSHARES INC	CS	20449H109	163,082.46	2,365,571.00	SH		SOLE		2,365,571.00		
DIGENE CORP	CS	253752109	52,552.40	875,144.00	SH		SOLE		875,144.00		
First Data Corp	CS	319963104	162,755.41	4,981,800.00	SH		SOLE		4,981,800.00		
HARMAN INTERNATIONAL	CS	413086109	65,951.12	564,650.00	SH		SOLE		564,650.00		
			659,786.39								

CONFIDENTIAL TREATMENT REQUESTED UNTIL NOVEMBER 14, 2007

END